Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forwards	$ 932,050	$ 675,610
Net deferred tax assets before valuation allowance	932,050	675,610
Less: Valuation allowance	$ (932,050)	$ (675,610)
Net deferred tax assets